Additional Information-Financial Statement Schedule I - Condensed Statements of Changes In Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 210,322	$ 179,020	$ 253,024
Share-based compensation	2,614	5,562	1,478
Exercise of stock option	86	400	1,270
Exercise of stock option, shares	118,864	163,903
Special cash dividend to shareholders	(135,933)	(33,017)	(117,636)
Transfer of noncontrolling interest		1,822
Net income	5,538	40,270	33,411
Foreign currency translation adjustment	536	12,175	6,943
Ending Balance	83,163	210,322	179,020
Ordinary
Beginning Balance	29	29	29
Beginning Balance (in shares)	58,981,890	58,817,987	58,044,640
Exercise of stock option	1
Exercise of stock option, shares	118,864	163,903	773,347
Ending Balance	30	29	29
Ending Balance (in shares)	59,100,754	58,981,890	58,817,987
Additional paid-in capital
Beginning Balance	126,583	118,799	157,980
Share-based compensation	2,588	5,562	1,478
Exercise of stock option	85	400	1,270
Special cash dividend to shareholders	(99,532)		(41,929)
Transfer of noncontrolling interest		(1,822)
Ending Balance	29,724	126,583	118,799
Accumulated other comprehensive income
Beginning Balance	25,735	13,560	6,617
Foreign currency translation adjustment	348	12,175	6,943
Ending Balance	26,083	25,735	13,560
Retained earnings
Beginning Balance	36,401	28,788	75,707
Special cash dividend to shareholders	(36,401)	(33,017)	(75,707)
Net income	6,927	41,000	33,421
Ending Balance	6,765	36,401	28,788
Total China Digital TV Holding Co., Ltd Shareholders' equity
Beginning Balance	206,442	178,500	253,024
Share-based compensation	2,588	5,562	1,478
Exercise of stock option	86	400	1,270
Special cash dividend to shareholders	(135,933)	(33,017)	(117,636)
Transfer of noncontrolling interest		1,822
Net income	6,927	41,000	33,421
Foreign currency translation adjustment	348	12,175	6,943
Ending Balance	80,458	206,442	178,500
Total China Digital TV Holding Co., Ltd Shareholders' equity | Ordinary
Beginning Balance	29	29	29
Beginning Balance (in shares)	58,981,890	58,817,987	58,044,640
Exercise of stock option	1
Exercise of stock option, shares	118,864	163,903	773,347
Ending Balance	30	29	29
Ending Balance (in shares)	59,100,754	58,981,890	58,817,987
Total China Digital TV Holding Co., Ltd Shareholders' equity | Additional paid-in capital
Beginning Balance	126,583	118,799	157,980
Share-based compensation	2,588	5,562	1,478
Exercise of stock option	85	400	1,270
Special cash dividend to shareholders	(99,532)		(41,929)
Transfer of noncontrolling interest		1,822
Ending Balance	29,724	126,583	118,799
Total China Digital TV Holding Co., Ltd Shareholders' equity | Accumulated other comprehensive income
Beginning Balance	25,735	13,560	6,617
Foreign currency translation adjustment	348	12,175	6,943
Ending Balance	26,083	25,735	13,560
Total China Digital TV Holding Co., Ltd Shareholders' equity | Retained earnings
Beginning Balance	54,095	46,112	88,398
Special cash dividend to shareholders	(36,401)	(33,017)	(75,707)
Net income	6,927	41,000	33,421
Ending Balance	$ 24,621	$ 54,095	$ 46,112